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                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2008

Check here if Amendment [  ] ;  Amendment Number:

 This Amendment (Check one only):           [ ]  is a restatement
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             WIC Advisors, LLC
Address:          41 Madison Ave
                  New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John S. Orrico
Title:   President
Phone:   (212) 584-2366

Signature, Place, and Date of Signing:

/s/ John S. Orrico      New York, New York        10/27/2008
    [Signature]           [City, State]             [Date]

Report Type:      (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              36

Form 13F Information Table Value Total:        $   1464
                                             (thousands)


List of Other Included Managers:                    NONE

         COLUMN 1                  COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
   --------                  --------        --------   --------   -------------------  --------   --------   ------------------
                                                         FAIR
                                                         MARKET   SHARES OR
                              TITLE OF        CUSIP      VALUE    PRINCIPAL  SH/  PUT/  INVESTMENT             VOTING AUTHORITY
NAME OF ISSUER                CLASS           NUMBER     (000'S)  AMOUNT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
CASTLEPOINT HOLDINGS LTD     COM             G19522112      11          1274 SH           SOLE                1274
AMCOMP INC                   COM             02342J101      78          6532 SH           SOLE                6532
ANHEUSER BUSCH COS INC       COM             035229103      97          1670 SH           SOLE                1670
APRIA HEALTHCARE GROUP INC   COM             037933108      82          5197 SH           SOLE                5197
APPLIED BIOSYSTEMS INC DEL   COM             038149100      72          2390 SH           SOLE                2390
ASHLAND INC NEW              COM             044209104       1             2 SH   CALL    SOLE                2
BARR PHARMACEUTICALS         COM             068306109      72          1181 SH           SOLE                1181
BUCKEYE GP HOLDINGS L P      COM UNITS LP    118167105       2           138 SH           SOLE                138
DRS TECHNOLOGIES INC         COM             23330X100      75           936 SH           SOLE                936
DATASCOPE CORP               COM             238113104      48           975 SH           SOLE                975
EAGLE TEST SYS INC           COM             270006109      14           938 SH           SOLE                938
FOUNDRY NETWORKS INC         COM             35063R100      86          5073 SH           SOLE                5073
GEHL CO                      COM             368483103      63          2118 SH           SOLE                2118
GENENTECH INC                COM NEW         368710406      51           620 SH           SOLE                620
GREY WOLF INC                COM             397888108      30          4556 SH           SOLE                4556
HLTH CORPORATION             COM             40422Y101      50          6174 SH           SOLE                6174
HERCULES INC                 COM             427056106      32          1905 SH           SOLE                1905
HERCULES INC                 COM             427056106       1             1 SH   PUT     SOLE                1
HUNTSMAN CORP                COM             447011107      50          6174 SH           SOLE                6174
IKON OFFICE SOLUTIONS INC    COM             451713101      28          1637 SH           SOLE                1637
IMCLONE SYS INC              COM             45245W109      19           279 SH           SOLE                279
I2 TECHNOLOGIES INC          COM NEW         465754208     100          6923 SH           SOLE                6923
MERRILL LYNCH & CO INC       COM             590188108      63          3603 SH           SOLE                3603
NATIONWIDE FINL SVCS INC     CL A            638612101      36           732 SH           SOLE                732
PEOPLESUPPORT INC            COM             712714302      24          1971 SH           SOLE                1971
PHILADELPHIA CONS HLDG CORP  COM             717528103      60          1037 SH           SOLE                1037
PUGET ENERGY INC NEW         COM             745310102      38          1715 SH           SOLE                1715
ROHM & HAAS CO               COM             775371107      62           892 SH           SOLE                892
SOVEREIGN BANCORP INC        COM             845905108       2           672 SH   PUT     SOLE                672
SOURCEFIRE INC               COM             83616W101       7          1268 SH           SOLE                1268
TURBOCHEF TECHNOLOGIES INC   COM NEW         900006206      31          6622 SH           SOLE                6622
UST INC                      COM             902911106      22           321 SH           SOLE                321
WACHOVIA CORP NEW            COM             929903102      25          4331 SH           SOLE                4331
WEBMD HEALTH CORP            CL A            94770V102       4           192 SH           SOLE                192
ZILOG INC                    COM PAR $0.01   989524301       3          1095 SH           SOLE                1095
ZONES INC                    COM             98976N103      25          3301 SH           SOLE                3301
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